Contingent and Deferred Consideration Payable - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Contingent And Deferred Consideration Payable [Line Items]
Loss on Contingent Consideration Payable	$ 6,154
Contingent and deferred consideration	35,836
Contingent and deferred consideration payable – non-current	15,316	$ 17,142
Merchant Portfolios
Contingent And Deferred Consideration Payable [Line Items]
Contingent consideration paid	1,436
Contingent and deferred consideration payable – non-current	$ 15,316